Background Information	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Background Information [Abstract]
Background Information

1 Background information

JBS S.A (“JBS” or the “Company”), is a corporation with its headquarters office in Brazil, at Avenue Marginal Direita do Tietê, no. 500, Vila Jaguara, in the City of São Paulo, and is controlled by J&F Investimentos S.A. Unaudited condensed consolidated interim financial information comprise the Company and its subsidiaries (collectively, the ‘Group’) as of and for the six-month periods ended June 30, 2024 and 2023, that were authorized by the Board of Directors on August 15, 2024. The Group has its shares publicly traded and listed on the “Novo Mercado” segment of the Sao Paulo Stock Exchange (B3 - Brasil, Bolsa e Balcão) under the ticker symbol “JBSS3”. In addition, American Depository Receipts related to shares issued by JBS are also publicly traded in the United States of America under the symbol “JBSAY”.

The Group operates in the processing of animal protein, such as beef, pork, lamb and chicken, and operates in the production of convenience foods and other products. In addition, it sells leather, hygiene and cleaning products, collagen, metal packaging, biodiesel, among others. The Group has a broad portfolio of brands including Seara, Doriana, Pilgrim’s, Moy Park, Primo, Adaptable Meals, Friboi, Maturatta and Swift.

The unaudited condensed consolidated interim financial information includes the Group’s operations in Brazil as well as the activities of its subsidiaries.

1.1 Main events that occurred during the period:

1.2.1     Floods in Rio Grande do Sul:    Related to the floods that occurred in Rio Grande do Sul, the poultry and swine units were not significantly impacted by the rain and are already operating normally. The total impact resulted in expenses of US$5,838, which was recorded as administrative expenses in the statement of income, mainly referring to losses of goods, loss of live animals and warehouses, and operational costs, as a consequence of flooding and logistical disruption in the region. The Company is providing support to the families and our employees affected by the tragedy through the donation of food, emergency items and the payment of the 13th salary to employees in Rio Grande do Sul..

1.2.2     Early redemption of CRA:    On May 13, 2024, the Company announced settlements for early redemption of CRA debts due in April of 2028, December of 2031 and December of 2036 and the extraordinary amortization of the series due in November of 2027, totaling the amount of $366,572 settled in May of 2024.

1.2 Seasonality:

Demand for chicken is relatively stable throughout the year in the United States, Europe and Brazil, but there are seasonal variations in the sales volume of some specific products at certain times of the year, such as: Christmas, New Year and Easter. Demand in the United States beef industry is highest in the second and third quarters, due to favorable weather conditions for outdoor activities. In Australia, the beef industry faces a drop in slaughter in the fourth quarter, as the rainy season affects cattle’s availability and transport. In Brazil, beef sales do not fluctuate significantly during the year. The pork industry in The United States and Australia have peaks in demand in the first and fourth quarters, due to the supply of pork and the holidays, which stimulate the consumption of certain pork products, with no fluctuation in pork numbers in other locations.

1.3 Subsequent events:

a.      On July 19, 2024, following the announcement of an outbreak of Newcastle disease virus (NDV) at a poultry farm in the state of Rio Grande do Sul (RS), the Brazilian government reported that it had suspended poultry exports from this state to several countries. Seara adjusted its production to export from other states and is monitoring the economic effects on its operations as a result of this virus. As of the date of approval of these financial statements, no significant impacts have been generated.

b.      Distribution of interim dividends: On August 13, 2024, the Company approved the distribution of interim dividends from the profit reserves in the amount of R$4.44 billion (equivalent to US$808,425 considering the exchange rate on August 13, 2024), corresponding to R$2.00 (equivalent to US$0.36 considering the exchange rate on August 13, 2024) per ordinary share on June 30, 2024, to be distributed to the shareholders. The interim dividends will be distributed on October 7, 2024.

1 Background information

1.1    Reporting entity

JBS S.A (“JBS” or the “Group”), is a corporation with its headquarters office in Brazil, at Avenue Marginal Direita do Tietê, no. 500, Vila Jaguara, in the City of São Paulo, and is controlled by J&F Investimentos S.A. Consolidated financial statements comprise the Group and its subsidiaries (collectively, the ‘Group’) as of December 31, 2023 and 2022 and for each of the years in the three-year period ended December 31, 2023, that were authorized by the Board of Directors on October 2, 2024. The Group has its shares publicly traded and listed on the “Novo Mercado” segment of the Sao Paulo Stock Exchange (B3 — Brasil, Bolsa Balcão) under the ticker symbol “JBSS3”. In addition, American Depository Receipts related to shares issued by JBS are also publicly traded in the United States of America under the symbol “JBSAY”.

The Group operates in the processing of animal protein, such as beef, pork, lamb and chicken, and operates in the production of convenience foods and other products. In addition, it sells leather, hygiene and cleaning products, collagen, metal packaging, biodiesel, among others. The Group has a broad portfolio of brands including Seara, Doriana, Pilgrim’s, Moy Park, Primo, Adaptable Meals, Friboi, Maturatta and Swift.

These financial statements include the Group’s operations in Brazil as well as the activities of its subsidiaries. Below is a summary of the Group’s main operating activities by entity and geographic location, as well as the ownership percentage of interest in the main subsidiaries as of December 31, 2023.

Main activities Group:

Description	Activities	Units	Country
JBS S.A. (JBS, Company)	- Beef processing: slaughtering, refrigerating, industrializing and production of canned beef by-products.	67	Brazil
	- Leather production, processing and commercialization.

-  Production and commercialization of steel cans, plastic resin, soap base for production, soap bar, biodiesel, glycerin, olein, oily acid, collagen and wrapper derived from cattle tripe; industrial waste management; purchase and sale of soybeans, tallow, palm oil, caustic soda, stearin; transportation services; dog biscuits; electric power production, cogeneration and commercialization.

	- Distribution centers and harbors.	14

Main activities in Brazil:

Description	Activities	Units	Country	Participation	December 31, 2023	December 31, 2022	December 31, 2021
Seara Alimentos Ltda. (Seara Alimentos)	- Chicken and pork processing: raising, slaughtering and processing of broiler chickens and hogs; production and commercialization of beef and food products; and production of pet food and concentrates.	47	Brazil	Indirect	100%	100%	100%
	- Distribution centers, transportation services and harbors.	24
	- Direct sales to customers of beef and by-products in stores named “Mercado da Carne”.	248
Meat Snacks Partners do Brasil Ltda (Meat Snacks)	- Beef Jerky production.	2		Indirect	50%	50%	50%
JBS Confinamento Ltda. (JBS Confinamento)	- Cattle fattening services.	10		Direct	100%	100%	100%
Brazservice Wet Leather S.A (Brazservice)	- Wet blue leather production, processing and commercialization.	1		Direct	100%	100%	100%

Main activities outside of Brazil:

Description	Activities	Units	Country	Participation	December 31, 2023	December 31, 2022	December 31, 2021
JBS USA Holding Lux, S.à.r.l. (JBS USA)	- Beef processing: slaughtering, refrigerating, industrializing and, production of by-products; - Transportation services.	56	Australia, Canada, France, Mexico, New Zealand, Netherlands, United Kingdom and United States of America.	Indirect	100%	100%	100%
	- Pork processing: raising, slaughtering, industrializing and commercialization of by-products derived from processing operations.	61
	- Chicken processing: raising, slaughtering and processing of broiler chickens, production and commercialization of by-products derived and prepared meal from processing operations.	157
	- Fishing processing: raising, slaughtering, industrializing and commercialization of by-products derived from processing operations.	2
	- Plant based processing: industrializing and commercialization of by-products derived from processing operations.	3
JBS Global (UK) Ltd. (JBS Global UK)	- Trading fresh and processed beef, pork, lamb, chicken and fish products for the European market.	1	United Kingdom	Indirect	100%	100%	100%
Description	Activities	Units	Country	Participation	December 31, 2023	December 31, 2022	December 31, 2021
JBS Toledo NV (Toledo)	- Trading operations for the European market; cooked frozen meat commercialization; logistic operations; warehousing.	1	Belgium	Direct	100%	100%	100%
Rigamonti Salumificio SpA (Rigamonti)	‘- Production and commercialization of bresaola, Prosciutto di San Daniele D.O.P. (raw ham) and Prosciutto di Parma D.O.P.(raw ham) and pork products: ham, cooked ham, mortadella, among others.	9	Italy and United States of America.	Indirect	100%	100%	100%
Conceria Priante (Priante)	- Semi-finished and finished leather production.	1	Italy	Direct	100%	100%	100%
JBS Leather International (Leather International)	- Wet blue, semi-finished and finished leather production.	7	Argentina, Germany, China, Mexico, Uruguay and Vietnam.	Direct	100%	100%	100%
Seara Holding Europe B.V. (Seara Holding)	- Animal protein products trading, industrializing and commercialization of by-products derived from processing operations.	14	China, Netherlands, Saudi Arabia, South Africa, United Arab Emirates, United Kingdom and Singapore.	Indirect	100%	100%	100%